Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Income Taxes Details Abstract
Income tax expense at federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	7.00%	8.00%
Change in valuation allowance	(28.00%)	(29.00%)
Effective tax rate